Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Monetary assets and liabilities denominated in foreign currencies
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2024 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	116,234	₩	170,865	1,022,374	₩	1,502,890
EUR	10,335		15,799	—		—
Others			508			23

		₩	187,172		₩	1,502,913

Hypothetical change in exchange rates by 10% would have increased (decreased) the Group's profit before income tax and equity
As of December 31, 2024, a hypothetical change in exchange rates by 10% would have increased (decreased) the Group’s profit before income tax and equity as follows:

(In millions of won)
	Profit before income tax			Equity
	If increased by 10%		If decreased by 10%	If increased by 10%		If decreased by 10%
USD	₩	13,103	(13,103)	₩	13,103	(13,103)
EUR		1,580	(1,580)		1,580	(1,580)
Others		49	(49)		49	(49)

	₩	14,732	(14,732)	₩	14,732	(14,732)

Disclosure of rate of fluctuation in the per stock price of the equity securities explanatory
As of December 31, 2024, the Group holds equity instruments in an active trading market and is exposed to price fluctuation risk accordingly. Assuming all other variables remain constant, the impact of changes in per-share
stock price of the equity securities on profit before income tax and equity securities for the year ended December 31, 2024 is as follows.
(In millions of won)

Profit before income tax			Equity
If increased by 10%		If decreased by 10%	If increased by 10%		If decreased by 10%
₩	—	—	₩	81,371	(81,371)

Maximum credit exposure
The maximum credit exposure as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Cash and cash equivalents(*)	₩	2,023,543	1,454,773
Financial instruments(*)		324,263	295,309
Accounts receivable – trade(*)		2,000,382	1,990,849
Contract assets		136,737	129,771
Loans and other receivables(*)		920,977	1,055,102
Derivative financial assets		341,108	148,534

	₩	5,747,010	5,074,338

(*)	Amounts reclassified as assets held for sale as of December 31, 2024 are not included.

Summary of gross carrying amounts of each financial asset except for accounts receivable trade and derivative financial asset
The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable – trade and derivative financial assets as of December 31, 2024 are as follows:

(In millions of won)
			Financial assets at amortized cost
	Financial assets at FVTPL		12-month ECL	Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired
Gross amount	₩	228,762	1,012,300	9,291	62,472
Loss allowance		—	(3,343)	(4,004)	(60,238)

Carrying amount	₩	228,762	1,008,957	5,287	2,234

Summary of changes in loss allowance for debt investments

Changes in the loss allowance for the debt investments for the year ended December 31, 2024 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired	Total
December 31, 2023	₩	3,314	3,095	69,255	75,664
Remeasurement of loss allowance, net		799	3,947	92	4,838
Transfer to lifetime ECL – not credit impaired		(701)	701	—	—
Transfer to lifetime ECL – credit impaired		—	(3,739)	3,739	—
Amounts written off		(6)	—	(11,439)	(11,445)
Recovery of amounts written off		—	—	1,461	1,461
Reclassified as assets held for sale		(63)	—	(2,870)	(2,933)

December 31, 2024	₩	3,343	4,004	60,238	67,585

Contractual maturities of financial liabilities
Contractual maturities of financial liabilities as of December 31, 2024 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable - trade	₩	126,508	126,508	126,508	—	—
Borrowings(*1)		615,600	635,141	425,815	209,326	—
Debentures(*1)		8,511,280	9,633,481	2,419,328	5,005,966	2,208,187
Lease liabilities		1,637,951	1,905,971	378,533	1,070,473	456,965
Accounts payable – other and others(*1,2)		5,018,850	5,074,355	4,496,367	572,831	5,157

	₩	15,910,189	17,375,456	7,846,551	6,858,596	2,670,309

(*1)	The contractual cash flow is amount that includes interest payables.

(*2)
The Group’s accounts payable – other and others includes amounts for payments made using electronic payments through the supplier finance arrangements. The Group pays the amount within the normal operating cycle, and no collateral is incurred in connection with the agreement and there is no substantial change in the payment conditions, therefore, the amount is classified as accounts payable – other and presented as operating cash flows in the statements of cash flows. Accounts payable – other and others relating to the supplier finance arrangements amounts to ₩298,448 million as of December 31, 2024.

Periods in which cash flows from cash flow hedge derivatives are expected to occur
As of December 31, 2024, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years
Assets	₩	270,797	282,892	105,005	177,887
Liabilities		(748)	(750)	—	(750)

Debt-equity ratio
Debt-equity ratio as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Total liabilities	₩	18,687,621	17,890,828
Total equity		11,827,634	12,228,399

Debt-equity ratios		158.00%	146.31%

Fair value and carrying amount of financial assets and liabilities including fair value hierarchy
1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2024 are as follows:

(In millions of won)
	December 31, 2024
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	₩	748,582	—	539,481	209,101	748,582
Derivative hedging instruments		270,797	—	270,797	—	270,797
FVOCI		1,739,133	1,088,578	171,967	478,588	1,739,133

	₩	2,758,512	1,088,578	982,245	687,689	2,758,512

Financial liabilities that are measured at fair value:
FVTPL		2,689	—	—	2,689	2,689
Derivative hedging instruments		748	—	748	—	748

	₩	3,437	—	748	2,689	3,437

Financial liabilities that are not measured at fair value:
Borrowings	₩	615,600	—	619,325	—	619,325
Debentures		8,511,280	—	8,582,255	—	8,582,255
Long-term payables – other		907,720	—	930,604	—	930,604

	₩	10,034,600	—	10,132,184	—	10,132,184

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2023 are as follows:

(In millions of won)	December 31, 2023
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	₩	962,623	—	649,649	312,974	962,623
Derivative hedging instruments		116,210	—	116,210	—	116,210
FVOCI		1,398,734	1,135,832	—	262,902	1,398,734

	₩	2,477,567	1,135,832	765,859	575,876	2,477,567

Financial liabilities that are measured at fair value:
FVTPL		295,876	—	—	295,876	295,876
Derivative hedging instruments		9,212	—	9,212	—	9,212

	₩	305,088	—	9,212	295,876	305,088

Financial liabilities that are not measured at fair value:
Borrowings	₩	718,078	—	695,320	—	695,320
Debentures		8,325,643	—	8,052,193	—	8,052,193
Long-term payables – other		1,260,453	—	1,294,977	—	1,294,977

	₩	10,304,174	—	10,042,490	—	10,042,490

Interest rates used by the group for the fair value measurement
Interest rates used by the Group for the fair value measurement as of December 31, 2024 are as follows:

Interest rate
Derivative instruments	2.17% ~ 6.80%
Borrowings and debentures	3.16% ~ 18.12%
Long-term payables – other	3.17% ~ 3.23%

Fair value of assets

3)
There have been no transfers between Level 1 and Level 2 for the year ended December 31, 2024. The changes of financial instruments classified as Level 3 for the year ended December 31, 2024 are as follows:

(In millions of won)
	Balance as of January 1, 2024		Gain	OCI	Acquisition	Disposal	Transfer	Balance as of December 31, 2024
Financial assets
FVTPL	₩	312,974	48,758	6,900	4,199	(6,194)	(157,536)	209,101
FVOCI		262,902	—	57,334	46,222	(3,812)	115,942	478,588

	₩	575,876	48,758	64,234	50,421	(10,006)	(41,594)	687,689

Financial liabilities
FVTPL	₩	(295,876)	118,372	—	—	—	174,815	(2,689)

Carrying amount of financial instruments recognized of which offset agreements are applicable
Carrying amounts of financial instruments recognized to which offset agreements are applicable as of December 31, 2024 and 2023 are as follows:

(In millions of won)	December 31, 2024
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	₩	186,284	(174,372)	11,912
Financial liabilities:
Accounts payable – other and others	₩	180,323	(174,372)	5,951

(In millions of won)	December 31, 2023
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	₩	194,374	(183,520)	10,854
Financial liabilities:
Accounts payable – other and others	₩	190,630	(183,520)	7,110